UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07254
Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)
3777 West Fork Road, Cincinnati, OH		45247
(Address of principal executive offices)		(Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247
(Name and address of agent for service)

Registrant's telephone number, including area code:		513-661-3100

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

GROWTH FUND	Portfolio of Investments as of March 31, 2005

Common Stocks	Shares	Dollar Value	Percent

Consumer Discretionary
Aeropostale*	35,000	1,146,250	2.3%
Comcast*	33,500	1,120,240	2.2%
Home Depot, Inc.	25,900	990,416	2.0%
Johnson Controls	18,000	1,003,680	2.0%
Staples	32,700	1,027,761	2.0%
Viacom Incorporated Class B	28,600	996,138	2.0%
Total Consumer Discretionary: 12.5%		$6,284,485	12.5%

Consumer Staples
JM Smucker	21,700	1,091,510	2.2%
Pepsico, Incorporated	28,900	1,532,567	3.0%
Procter & Gamble	18,900	1,001,700	2.0%
Sysco	28,900	1,034,620	2.1%
Wal-Mart Stores, Inc.	19,100	957,101	1.9%
Total Consumer Staples: 11.2%		$5,617,498	11.2%

Energy
Conoco Phillips	9,500	1,024,480	2.0%
Exxon Mobil Corporation	16,982	1,012,127	2.0%
Occidental Petroleum Corporation	14,000	996,380	2.0%
XTO Energy	32,800	1,077,152	2.1%
Total Energy: 8.2%		$4,110,139	8.2%

Financial Services
Allstate Corporation	20,000	1,081,200	2.1%
American International Group, Inc.	20,325	1,126,208	2.2%
Bank of New York Co., Inc.	33,500	973,175	1.9%
CIT Group	25,200	957,600	1.9%
Citigroup, Incorporated	21,500	966,210	1.9%
Fifth Third Bancorp	22,630	972,637	1.9%
Merrill Lynch & Company, Inc.	16,700	945,220	1.9%
Total Financial Services: 13.9%		$7,022,250	13.9%

Health Care
Abbott Laboratories	22,000	1,025,640	2.0%
Amgen*	16,800	977,928	1.9%
Boston Scientific Corporation*	30,850	903,596	1.8%
Health Management Assoc., Inc. - A	42,000	1,099,560	2.2%
Johnson & Johnson	15,400	1,034,264	2.1%
Novartis	10,500	491,190	1.0%
Pfizer, Incorporated	41,250	1,083,638	2.2%
Varian Medical Systems Incorporated	14,000	479,920	1.0%
Total Health Care: 14.1%		$7,095,736	14.1%

Industrials
Cendant	22,800	468,312	0.9%
Cintas Corporation	11,200	462,672	0.9%
Dover	26,200	990,098	2.0%
General Electric Company	55,690	2,008,181	4.0%
Ingersoll Rand	13,000	1,035,450	2.1%
Illinois Tool Works	11,100	993,783	2.0%
L-3 Communications Holdings	14,200	1,008,484	2.0%
Pall Corporation	38,300	1,038,696	2.1%
Total Industrials: 15.9%		$8,005,676	15.9%

Information Technology
Cisco Systems, Inc.*	53,000	948,170	1.9%
Dell, Inc.*	23,700	910,554	1.8%
EMC*	39,100	481,712	1.0%
Fiserv, Inc.*	26,200	1,042,760	2.1%
Intel Corporation	37,200	864,156	1.7%
Microsoft Corporation	61,950	1,497,332	3.0%
Nokia Corporation ADR **	62,450	963,604	1.9%
Oracle Corporation*	77,270	964,330	1.9%
Total Information Technology: 15.2%		$7,672,618	15.2%

Materials
Air Products and Chemicals	9,000	569,610	1.1%
Total Materials: 1.1%		$569,610	1.1%

Telecommunication Services
Alltel Corporation	17,410	954,938	1.9%
Total Telecomm Services: 1.9%		$954,938	1.9%

Utilities
Equitable Resources, Inc.	16,700	959,248	1.9%
Total Utilities: 1.9%		$959,248	1.9%

1

Total Common Stocks: 95.9% (Common Stock Identified Cost $43,361,945)		$48,292,198	95.9%

Mutual Funds
iShares Biotech Index Fund*	7,400	471,528	0.9%
Total Mutual Funds: 0.9% (Mutual Fund Identified Cost $526,214)		$471,528	0.9%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield ***		1,089,218	2.2%
Total Cash Equivalents: 2.2% (Cash Equivalents Identified Cost $1,089,218)		$1,089,218	2.2%

Total Portfolio Value: 99.0% (Total Portfolio Identified Cost $44,977,377)		$49,852,944	99.0%

Other Assets Less Liabilities: 1.0%		$522,396	1.0%

Total Net Assets: 100.0%		$50,375,340	100.0%

2

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2005

Common Stocks	Shares	Dollar Value	Percent

Consumer Discretionary
Autoliv, Inc.	10,500	500,325	0.6%
Borders Group, Inc.	26,800	713,416	0.9%
Brunswick	14,700	688,695	0.8%
Centex Corporation	12,500	715,875	0.9%
Circuit City Stores	34,800	558,540	0.7%
Citadel Broadcasting	45,750	628,148	0.8%
Johnson Controls	11,000	613,360	0.7%
Gemstar-TV Guide International, Inc.	147,000	639,450	0.8%
KB Home Corporation	5,300	622,538	0.7%
Lear Corporation	10,200	452,472	0.5%
Lennar Corporation, Class A	9,000	510,120	0.6%
Liz Claiborne, Inc.	9,000	361,170	0.4%
MDC Holding Incorporated	9,300	647,745	0.8%
Marvel Enterprises*	25,500	510,000	0.6%
Michaels Stores	16,600	602,580	0.7%
NVR, Inc.*	570	447,450	0.5%
Outback Steakhouse	8,250	377,768	0.5%
Pacific Sunwear*	32,500	909,350	1.1%
Polaris Industries, Inc.	14,700	1,032,381	1.2%
Reebok International Ltd.	9,900	438,570	0.5%
Ryland Group	9,400	582,988	0.7%
Timberland Company*	10,300	730,579	0.9%
Total Consumer Discretionary: 15.9%		$13,283,520	15.9%

Consumer Staples
BJ Wholesale Club*	14,600	453,476	0.5%
Pilgrim’s Pride	22,000	785,840	0.9%
Smithfield Foods, Inc.*	21,800	687,790	0.8%
Tyson Foods Incorporated	43,700	728,916	0.9%
Total Consumer Staples: 3.2%		$2,656,022	3.2%

Energy
Amerda Hess Corporation	7,100	683,091	0.8%
Chesapeake Energy Corporation	29,300	642,842	0.8%
Newfield Exploration*	13,500	1,002,510	1.2%
Patterson-Uti Energy, Inc.	12,500	312,750	0.4%
Pogo Producing Company	11,400	561,336	0.7%
Premcor	20,000	1,193,600	1.4%
Sunoco	9,250	957,560	1.1%
Unocal	15,250	940,773	1.1%
Valero Energy Corporation	14,000	1,025,780	1.2%
Total Energy: 8.0%		$7,320,242	8.0%

Financial Services
A.G. Edwards, Inc.	10,000	448,000	0.5%
AMBAC Financial Group, Inc.	5,250	392,437	0.5%
American Capital Strategies	20,450	642,334	0.8%
American Financial	20,700	637,560	0.8%
AmeriCredit Corporation*	34,125	799,890	1.0%
Berkley (W.R.), Corporation	15,000	744,000	0.9%
Blackrock, Inc.	6,800	509,524	0.6%
Commercebancorp	22,500	730,575	0.9%
Doral Financial Corp.	30,600	669,834	0.8%
E*Trade Financial Co.	55,600	667,200	0.8%
First American Financial Corp.	13,000	428,220	0.5%
First Marblehead*	7,200	414,216	0.5%
Fremont General Corporation	27,100	595,929	0.7%
Friedman, Billings, Ramsy Group, Inc.*	31,600	501,492	0.6%
HCC Insurance Holdings, Inc.	16,250	587,600	0.7%
Investors Financial Services Corp.	9,500	464,645	0.6%
Legg Mason, Inc.	5,700	445,398	0.5%
Nationwide Financial Services, Inc.	11,000	394,900	0.5%
Nuveen Investments, Class A	17,750	609,180	0.7%
Plum Creek Timber	18,250	651,525	0.8%
Principal Financial Group	17,000	654,330	0.8%
Radin Group Inc.	12,200	582,428	0.7%
SAFECO Corporation	13,600	662,456	0.8%
Stancorp Financial Group	5,600	474,768	0.6%
Trizec Properties	33,750	641,250	0.8%
UnionBanCal Corporation	7,300	447,125	0.5%
Unitrin, Inc.	10,500	476,700	0.6%
Westcorp	13,400	566,150	0.7%
Total Financial Services: 19.0%		$15,839,666	19.0%

1

Health Care
AmerisourceBergen Corp.	10,000	572,900	0.7%
Bausch & Lomb	11,000	806,300	1.0%
Cephalon, Inc.*	12,250	573,667	0.7%
Cigna	10,000	893,000	1.1%
Community Health Systems Inc.*	22,700	792,457	0.9%
Eon Labs *	27,900	843,696	1.0%
Laboratory Corp. of America Holdings*	10,500	506,100	0.6%
Mckesson	23,150	873,912	1.0%
Medco Health*	11,750	582,448	0.7%
Pacificare Health*	12,400	705,808	0.8%
Quest Diagnostics, Inc.	4,000	420,520	0.5%
Universal Health SVC	13,750	720,500	0.9%
Total Health Care: 9.9%		$8,291,308	9.9%

Industrials
Agco Corporation*	33,800	616,850	0.7%
Brink’s Co.	21,000	726,600	0.9%
CNF	14,300	669,097	0.8%
CSX	10,100	420,665	0.5%
Career Education Corporation*	17,700	606,402	0.7%
Cummins Engine, Inc.	10,500	738,675	0.9%
JB Hunt Transport Services, Inc.	13,000	569,010	0.7%
L-3 Communications Holdings, Inc.	10,000	710,200	0.9%
Manpower	13,300	578,816	0.7%
Navistar International*	16,100	586,040	0.7%
Norfolk Southern Corporation	18,900	700,245	0.8%
Pall Corporation	14,200	385,104	0.5%
Ryder System, Incorporated	13,800	575,460	0.7%
Timken Company	29,850	816,099	1.0%
West Corporation*	20,500	656,000	0.8%
Yellow Roadway*	12,500	731,750	0.9%
Total Industrials: 12.1%		$10,087,013	12.1%

Information Technology
Advanced Micro Devices, Inc.*	41,500	668,980	0.8%
Affiliated Computer Services - A*	12,500	665,500	0.8%
Amphenol Corp. Class A	10,500	388,920	0.5%
Andrew Corporation	51,200	599,552	0.7%
Citrix Systems, Inc.*	16,200	385,884	0.5%
BEA Systems*	78,900	628,833	0.8%
Computer Sciences*	14,100	646,485	0.8%
Cree, Incorporated*	27,750	603,562	0.7%
Ingram Micro, Inc.*	33,400	556,778	0.7%
Jabil Circuit, Inc.*	27,400	781,448	0.9%
Juniper Networks, Inc.*	24,700	544,882	0.7%
Lam Research*	28,000	808,080	1.0%
Lexmark International, Inc.*	4,000	319,880	0.4%
Memc Electronic Materials*	57,400	772,030	0.9%
Micron Technology*	53,600	554,224	0.7%
SanDisk Corporation*	24,700	686,660	0.8%
Silicon Laboratories	20,200	600,142	0.7%
Teradyne Inc.	45,500	664,300	0.8%
Tech Data Corporation*	14,700	544,782	0.7%
Utstarcom Inc.	40,000	438,000	0.5%
Western Digital Corporation	37,400	476,850	0.6%
Total Information Technology: 14.8%		$12,335,772	14.8%

Materials
Ball Corporation	18,840	781,483	0.9%
Florida Rock Industries, Inc.	9,500	558,790	0.7%
Lyondell Chemical Company	22,700	633,784	0.8%
Nucor Corporation	20,000	1,151,200	1.4%
Louisiana PAC	26,000	653,640	0.8%
Phelps Dodge Corporation	8,000	813,840	1.0%
Praxair, Incorporated	10,000	478,600	0.6%
Scotts*	6,000	421,380	0.5%
Southern Peru Cooper	16,500	915,090	1.1%
U.S. Steel Corporation	13,400	681,390	0.8%
Total Materials: 8.5%		$7,089,197	8.5%

2

Utilities
Centerpoint Energy, Inc.	59,500	715,785	0.9%
Constellation Energy Group, Inc.	15,500	801,350	1.0%
OGE Energy Corporation	24,100	649,495	0.8%
Pepco Holdings	29,600	621,304	0.7%
UGI	16,300	740,346	0.9%
WPS Resources Corporation	12,000	635,040	0.8%
Total Utilities: 5.0%		$4,163,320	5.0%

Total Common Stocks: 97.2% (Common Stock Identified Cost $65,957,650)		$81,066,060	97.2%

Real Estate Investment Trusts
CBL & Associates Properties, Inc.	6,250	446,938	0.5%
Catellus Development, Corp.	38,200	1,018,030	1.2%
Hospitality Property Trust	12,250	494,655	0.6%
Total Real Estate Investment Trusts: 2.3% (Real Estate Investment Trust Identified Cost $1,804,640)		$1,959,623	2.3%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield **		$423,799
Total Cash Equivalents: .5% (Cash Equivalents Identified Cost $423,799)		423,799	0.5%

Total Portfolio Value: 100.0%
(Total Portfolio Identified Cost $68,186,089)		$83,449,482	100.0%

Other Assets Less Liabilities: 0.0%		$1,764	0.0%

Total Net Assets: 100.0%		$83,451,246	100.0%

3

REALTY FUND	Portfolio of Investments as of March 31, 2005

Common Stocks	Shares	Dollar Value	Percent

Apartments
Apartment Investment and Management, Co.	7,900	293,880	1.8%
Archstone Smith Trust	14,555	496,471	3.1%
Avalon Bay Communities, Inc.	5,592	374,049	2.3%
BRE Properties, Inc. Class A	6,000	211,800	1.3%
Camden Property Trust	6,000	282,180	1.7%
Equity Residential Properties Trust	19,950	642,590	4.0%
Essex Property Trust, Inc.	1,870	129,217	0.8%
Home Properties of NY	4,500	174,600	1.1%
United Dominion Realty Trust, Inc.	10,000	208,700	1.3%
Total Apartments: 17.4%		$2,813,487	17.4%

Diversified
Crescent Real Estate Equities Company	11,000	179,740	1.1%
Glenborough Realty Trust, Inc.	9,000	172,080	1.1%
Lexington Corporate Properties Trust	9,000	197,460	1.2%
Vornado Realty Trust	8,300	574,941	3.5%
Total Diversified: 6.9%		$1,124,221	6.9%

Health Care
Health Care Property Investors	11,800	276,946	1.7%
Health Care Reit	3,700	118,400	0.7%
Total Health Care: 2.4%		$395,346	2.4%

Lodging and Hotels
Host Marriot	30,500	505,080	3.1%
Hospitality Property	5,800	234,204	1.4%
Senior Housing Properties Trust	11,500	191,820	1.2%
Starwood Hotels & Resorts	3,100	186,093	1.1%
Total Lodging and Hotels: 6.9%		$1,117,197	6.9%

Materials
Plum Creek Timber Co., Inc.	19,000	678,300	4.2%
Total Materials: 4.2%		$678,300	4.2%

Office and Industrial
American Financial Realty	6,000	87,780	0.5%
Alexandria Real Estate Equities	3,000	193,140	1.2%
AMB Property Corporation	11,200	423,360	2.6%
Arden Realty Group, Inc.	10,000	338,500	2.1%
Boston Properties, Inc.	9,175	552,610	3.4%
Catellus Development Corporation	14,340	382,161	2.4%
Centerpoint Properties Trust	7,200	295,200	1.8%
Duke Realty Corp.	9,860	294,321	1.8%
Equity Office Properties	25,880	779,764	4.8%
Mack-Cali Realty Trust	4,795	203,068	1.3%
Kilroy Realty Corporation	4,345	177,754	1.1%
Liberty Property Trust	8,630	337,002	2.1%
Prologis Trust	13,905	515,876	3.2%
Total Office and Industrial: 28.3%		$4,580,536	28.3%

Retail
CBL and Associates Properties, Inc.	3,000	214,530	1.3%
Commercial Net Lease Realty	9,000	166,050	1.0%
Developers Diversified Realty	8,325	330,919	2.0%
Equity One	7,000	144,130	0.9%
General Growth Properties	15,705	535,541	3.3%
Kimco Realty Corporation	7,602	409,748	2.5%
Macerich Company	5,330	283,982	1.8%
Mills Corporation	4,500	238,050	1.5%
New Plan Excel Realty Trust	9,000	225,990	1.4%
Pan Pacific Retail	4,500	255,375	1.6%
Pennsylvania REIT	4,000	161,280	1.0%
Regency Centers Corporation	5,575	265,537	1.6%
Simon Property Group, Inc.	13,334	807,773	5.0%
Simon Property I Preferred 6% Series	750	42,030	0.3%
Tanger Factory Outlet Centers	8,600	189,200	1.2%
Weingarten Realty Investors	8,913	307,587	1.9%
Total Retail: 28.2%		$4,577,722	28.2%

Storage
Public Storage, Inc.	10,500	597,870	3.7%
Shurgard Storage Centers	5,000	204,900	1.3%
Total Storage: 5.0%		$802,770	5.0%

Total Common Stocks: 99.3% (Common Stock Identified Cost $11,121,261)		$16,089,579	99.3%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield **		0
Total Cash Equivalents: 0.0% (Cash Equivalents Identified Cost $0.00)		$0	0.0%

Total Portfolio Value: 99.3% (Total Portfolio Identified Cost $11,121,261)		$16,089,579	99.3%

Other Assets Less Liabilities: 0.7%		$115,893	0.7%

Total Net Assets: 100.0%		$16,205,472	100.0%

1

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2005

Fixed Income Securities - Bonds	Face	Dollar Value	Percent

Bank and Finance
American General Finance, 8.125%, 8/15/09	120,000	135,000	0.2%
American General Finance, 5.750%, 3/15/07	1,000,000	1,026,250	1.8%
Archstone Smith Operating Trust Notes, 5.000%, 8/15/07	500,000	505,625	0.9%
Bank of America Subordinated, 7.125%, 3/01/09	200,000	217,750	0.4%
Bank of America Subordinated, 7.800%, 2/15/10	912,000	1,032,840	1.8%
Bank One Corp., 7.125%, 5/15/07	400,000	422,500	0.7%
Bank One Corp., 9.875%, 3/01/09	250,000	295,313	0.5%
Citicorp Subordinated Notes 7.000%, 7/01/07	145,000	153,700	0.3%
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	266,250	0.5%
Duke Realty LP, 3.500%, 11/01/07	950,000	926,250	1.6%
First Union Corp., 7.500%, 7/15/06	200,000	208,500	0.4%
Firstar Corp., 6.625%, 12/15/06	475,000	494,594	0.8%
Genworth Financial, 4.750%, 6/15/09	1,000,000	1,001,250	1.7%
Lincoln National Corporation Notes, 6.500%, 3/15/08	1,000,000	1,062,500	1.8%
Merry Land and Investment Co., 7.250%, 6/15/05	500,000	503,750	0.9%
Morgan Stanley Dean Witter Notes, 3.625%, 4/01/08	1,000,000	976,250	1.7%
National City Bank Ind, 2.375%, 8/15/06	1,000,000	977,500	1.7%
Safeco Corp., 6.875%, 7/15/07	255,000	267,750	0.5%
PNC Funding Corp., 6.875%, 7/15/07	500,000	527,500	0.9%
Salomon Smith Barney, Inc., 5.875%, 3/15/06	1,000,000	1,018,750	1.7%
SunTrust Bank, 6.500%, 1/15/08	500,000	525,625	0.9%
US Bank NA Notes, 5.700% Due 12/15/08	566,000	587,225	1.0%
Wachovia Corp. Subordinated Notes, 6.375%, 1/15/09	820,000	867,150	1.5%
Wachovia Corp. Subordinated Notes, 6.400%, 4/01/08	113,000	120,628	0.2%
Weingarten Realty, 6.840%, 11/17/07	700,000	744,625	1.3%
Total Bank and Finance: 25.4%		$14,865,075	25.4%

United States Government Agency Obligations (A)
FHLB, 3.000%, 11/04/15	2,000,000	1,995,000	3.4%
FHLMC, 3.75%, 2/25/09	475,000	464,906	0.8%
FHLMC, 5.950%, 1/19/06	400,000	407,228	0.7%
FHLMC, 6.005%, 12/08/05	200,000	203,329	0.3%
FHLMC, 2.450%, 5/10/07	2,500,000	2,496,875	4.3%
FNMA, 3.410%, 8/30/07	1,000,000	981,250	1.7%
FNMA, 4.200%, 5/04/09	2,000,000	1,985,000	3.4%
FNMA, 4.375%, 10/15/06	1,000,000	1,007,500	1.7%
Total United States Government Agency Obligations: 16.3%		$9,541,088	16.3%

United States Government Obligations
U.S. Treasury, 1.625%,4/30/05	1,000,000	998,750	1.7%
U.S. Treasury, 6.000%, 2/15/26	2,500,000	2,859,863	4.9%
U.S. Treasury, 5.250%, 11/15/28	2,000,000	2,103,360	3.6%
U.S. Treasury, 5.500%, 8/15/28	750,000	814,746	1.4%
Total United States Government Obligations: 11.6%		$6,776,719	11.6%

Industrial
Conoco Funding Company, 5.450%, 10/15/06	500,000	510,625	0.9%
C.R. Bard, Incorporated, 6.700%, 12/01/26	500,000	549,375	0.9%
Delta Airlines Pass Through Certificates Series 02-1 MBIA Insured 6.417%, 7/02/12	560,000	582,501	1.0%
Dover Corp., 6.250%, 6/01/08	500,000	530,625	0.9%
General Electric Capital Corp., 5.000%, 2/15/07	1,000,000	1,015,000	1.7%
General Electric Capital Corp., 1.546%, 5/30/08	500,000	498,125	0.9%
General Mills, 2.625%, 10/24/06	1,000,000	977,500	1.7%
Heller Financial Incorporated Notes, (General Electric) 6.375% Due 3/15/06	600,000	613,500	1.0%
Hewlett Packard Company Notes, 5.750%, 12/15/06	1,000,000	1,025,000	1.8%
Honeywell, Inc., 7.125%, 4/15/08	400,000	430,500	0.7%
Kraft Foods, Inc., 5.250%, 6/1/07	750,000	763,125	1.3%
Lowes Companies, Inc. 8.250%, 6/01/10	500,000	580,625	1.0%
McDonald’s Corp., 5.950%, 1/15/08	425,000	440,938	0.8%
Occidental Petroleum, 10.125%, 9/15/09	283,000	338,185	0.6%
The Tribune Company, 6.875%, 11/01/06	500,000	520,625	0.9%
United Technologies Corporation Notes, 7.000%, 9/15/06	1,050,000	1,092,000	1.9%
Total Industrial: 17.9%		$10,468,249	17.9%

1

United States Government Agency Obligations - Mortgage Backed Securities (A)
FHLMC, 15 Year Gold, 7.000%, 3/01/11	23,588	24,715	0.0%
FHLMC, 3.550%, 11/15/07	1,000,000	986,250	1.7%
FHLMC, 4.125%, 11/18/09	2,500,000	2,459,375	4.2%
FHLMC, 4.320%, 4/01/33	1,777,693	1,760,121	3.0%
FHLMC, 4.500%, 12/01/09	983,547	986,620	1.7%
FHLMC, 8.000%, 6/01/30	27,555	29,656	0.1%
FHLMC, CMO Pool 2517 Class VL 5.000%, 5/15/13	1,646,919	1,660,100	2.8%
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,653,575	1,684,498	2.9%
FNMA Series 253300, 7.500%, 5/01/20	41,643	44,688	0.1%
GNMA Pool 781397, 5.500%, 2/15/17	483,220	497,113	0.8%
GNMA Pool 2658, 6.500%, 10/20/28	268,573	280,323	0.5%
GNMA II Pool 2945, 7.500%, 7/20/30	66,982	71,587	0.1%
GNMA Pool 780400, 7.000%, 12/15/25	29,314	31,119	0.1%
GNMA Pool 780420, 7.500%, 8/15/26	16,072	17,277	0.0%
Total Government Agency Obligations - Mortgage Backed Securities: 18.0%		$10,533,442	18.0%

Utility
Alabama Power Company Senior Notes, 5.490%, 11/01/05	595,000	601,694	1.0%
Bellsouth Communications, 5.875%, 1/15/09	500,000	519,375	0.9%
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	550,625	0.9%
Verizon Communications, 7.510%, 4/01/09	600,000	658,500	1.1%
National Rural Utilities Collateral Trust 6.000%, 5/15/06	1,000,000	1,022,500	1.7%
Total Utility: 4.7%		$3,352,694	4.7%

Total Fixed Income - Bonds: 94.8% (Fixed Income Identified Cost $55,261,280)		$55,537,267	94.8%

Preferred Stocks
USB Capital Preferred Stock Callable 12/07/06 @ $25	8,240	218,772	0.4%
Equity Office Properties Trust Preferred Stock	20,000	1,017,400	1.7%
Total Preferred Stock: 2.1% (Preferred Stock Identified Cost $1,144,952.)		$1,236,172	2.1%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield **		2,182,064	3.7%
Total Cash Equivalents: 3.7% (Cash Equivalents Identified Cost $2,182,064)		$2,182,064

Total Portfolio Value: 100.7% (Total Portfolio Identified Cost $58,588,296)		$58,955,503	100.7%

Other Assets Less Liabilities: (0.7%)		$(399,247)	-0.7%

Total Net Assets: 100.0%		$58,556,256	100.0%

2

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2005

Municipal Income Securities - Bonds	Face	Dollar Value	Percent

General Obligation - City
Akron, OH, 5.000%, 12/01/05	100,000	101,560	1.1%
Columbus, OH, 12.375%, 2/15/07	25,000	29,320	0.3%
Columbus, OH, Series 2, 5.000%, 6/15/10	100,000	107,924	1.2%
Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.900%, 12/01/11	150,000	161,218	1.7%
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	103,688	1.1%
Dayton, OH, 7.625%, 12/01/06	100,000	107,545	1.2%
Deerfield Township, OH, (MBIA Insured), 4.750%, 12/01/10	100,000	106,518	1.1%
Loveland, OH, (AMBAC Insured), 4.900%, 12/01/08	100,000	105,105	1.1%
Symmes Township, OH, 2.400%, 12/01/07	110,000	105,426	1.1%
Washington Township, OH, 4.650%, 12/01/05	75,000	75,829	0.8%
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	109,050	1.2%
Total General Obligation - City: 11.9%		$1,113,183	11.9%

General Obligation - County
Belmont County, OH (MBIA Insured), 4.500%, 12/01/11	155,000	162,074	1.7%
Belmont County, OH (MBIA Insured), 5.100%, 12/01/05	50,000	50,845	0.5%
Delaware County, OH, 5.250%, 12/01/06	50,000	51,428	0.6%
Hocking County, OH, 4.900%, 12/01/06	50,000	51,309	0.5%
Knox County, OH, 4.750%, 12/01/09	60,000	63,036	0.7%
Portage County, OH, (MBIA Insured), 5.150%, 12/01/07	75,000	79,123	0.8%
Trumbull County, OH, (AMBAC Insured), 5.250%, 12/01/05	50,000	50,893	0.5%
Total General Obligation - County: 5.4%		$508,708	5.4%

General Obligation - State
State of Ohio, 4.000%, 6/15/10	60,000	61,756	0.7%
Common Schools - Series A
State of Ohio Parks, 4.000%, 2/01/13	175,000	178,054	1.9%
State of California, 4.000%, 11/01/09	250,000	257,258	2.8%
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	101,943	1.1%
Total General Obligation - State: 6.4%		$599,011	6.4%

Higher Education
Bowling Green State University, (FGIC Insured), 5.000%, 6/01/08	155,000	164,021	1.8%
Ohio State Higher Education Facilities, Denison University, 4.900%, 11/01/05	75,000	76,079	0.8%
University of Cincinnati, Ohio General Receipts, 4.750%, 6/01/06	50,000	51,151	0.5%
Total Higher Education: 3.1%		$291,251	3.1%

Hospital/Health
Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.250%, 5/15/10	100,000	107,614	1.2%
Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.000%, 5/15/06	50,000	51,249	0.5%
Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.000%, 9/01/07	50,000	53,298	0.6%
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.200%, 09/01/10	100,000	109,178	1.2%
Montgomery County, OH Hospital Revenue (Prerefunded), 5.650%, 12/01/12	35,000	38,442	0.4%
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	109,192	1.2%
Total Hospital/Health: 5.0%		$468,973	5.0%

Revenue Bonds - Electric
Cleveland Ohio Public Power System Revenue, 5.500% due 11/15/13	100,000	110,467	1.2%
Hamilton, OH Electric, Variable Rate (FSA Insured), 1.020%, 10/15/23	434,000	434,000	4.6%
Total Revenue Bonds - Electric: 4.6%		$544,467	4.6%

Revenue Bonds - Transportation
Butler County, OH, Transportation Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	107,849	1.2%
Ohio State Turnpike Revenue, (Prerefunded), 5.500%, 2/15/26	110,000	114,943	1.2%
Total Revenue Bond - Transportation: 2.4%		$222,792	2.4%

Revenue Bonds - Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.500% 12/01/07	50,000	52,669	0.6%
Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	104,525	1.1%
Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.250%, 1/01/10	100,000	106,274	1.1%
Cleveland, OH, Waterworks Revenue, Series G (MBIA Insured), 5.500%, 1/01/13	150,000	165,071	1.8%
Columbus, OH, Water and Sewer, 5.000%, 11/01/06	100,000	103,453	1.1%
East Muskingum, OH Water District, Water Resource Revenue, (AMBAC Insured), 4.500%, 12/01/12	200,000	212,626	2.3%
Gulf Coast, TX, Waste Disposal Project, 8.375%, 6/01/05	100,000	100,939	1.1%
Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/01/08	50,000	51,732	0.6%
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	29,791	0.3%
Northeast OH, Reg’l Sewer District (AMBAC Insured), 5.500%, 11/15/12	100,000	102,803	1.1%
Southwest OH, Reg’l Water District (MBIA Insured), 5.250%, 12/01/05	50,000	50,894	0.5%
Total Revenue Bond - Water & Sewer: 11.6%		$1,080,777	11.6%

School District
Athens Ohio City School General Obligation 4.400%, 12/01/05	200,000	201,828	2.2%
Beavercreek, OH, Special Obligation Tax Anticipation Note, 4.250%, 12/01/06	100,000	100,935	1.1%
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000%, 12/01/20	140,000	147,167	1.6%
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500%, 12/01/21	100,000	108,927	1.2%
Dayton, OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	99,384	1.1%
Delaware, OH, City School District, GO (MBIA Insured), 5.000%, 12/04/20	250,000	265,523	2.8%
Fairfield, OH, (FGIC Insured) 0.000%, 12/01/11*	100,000	76,929	0.8%
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	103,823	1.1%
Indiana Valley, OH, (AMBAC Insured), 5.500%, 12/01/06	50,000	51,905	0.6%
Kings Local, OH, 6.350%, 12/01/12	15,000	17,487	0.2%
Kings Local, OH, 6.400%, 12/01/13	150,000	177,800	1.9%
Lakota, OH, 6.250%, 12/01/14	100,000	102,518	1.1%
Louisville Local, OH, (FGIC Insured) 0.000%, 12/01/05*	200,000	196,668	2.1%
Loveland, OH, 4.400%, 12/01/08	100,000	104,035	1.1%
Mason, OH, 4.000%, 12/01/06	200,000	204,014	2.2%
Northwestern, OH, 4.650%, 12/01/06	105,000	107,330	1.1%
Sycamore, OH, Community (AMBAC Insured), 4.600%, 12/01/11	100,000	103,740	1.1%
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	125,000	138,815	1.5%
Total School District: 24.7%		$2,308,828	24.7%

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority Crocker Park Public Improvement Project, 2.625%, Due 12/01/07	200,000	192,012	2.1%
Total Special Assessment Bonds: 2.1%		$192,012	2.1%

Special Obligation Bonds
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured), 5.000%, Due 12/01/14	400,000	435,436	4.7%
Total Special Obligation Bonds: 4.7%		$435,436	4.7%

State Agency
Ohio State Building Authority, Adult Correctional-Series A, 5.500%, 10/01/10	100,000	110,192	1.2%
Ohio State Building Authority, (AMBAC Insured), 5.375%, 10/01/11	150,000	158,991	1.7%
Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/01/12	100,000	103,270	1.1%
Ohio State Building Authority, 9.750%, 10/01/05	75,000	76,330	0.8%
Ohio State Building Authority, Ohio Center For The Arts, 5.450%, 10/01/07	100,000	105,981	1.1%
Ohio State Building Authority, Toledo Government Center, 9.750%, 10/01/05	200,000	203,458	2.2%
Ohio State Housing Finance Authority (GNMA) Collateral, 5.100%, 9/01/17	140,000	141,925	1.5%
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	103,907	1.1%
Ohio State Elementary and Secondary Education, (FSA Insured), 5.000%, 12/01/07	100,000	105,117	1.1%
Ohio State Public Facilities Commission, (MBIA Insured), 4.700%, 06/01/11	100,000	105,078	1.1%
Total State Agency: 13.0%		$1,214,249	13.0%

Total Fixed Income - Municipal Bonds: 96.1% (Municipal Bonds Identified Cost $8,778,068)		$8,979,687	96.1%

Cash Equivalents
Federated Ohio Municipal Cash Trust 1.56% yield **		235,732	2.5%
Total Cash Equivalents: 2.5% (Cash Identified Cost $235,732)		$235,732

Total Portfolio Value: 98.6% (Total Portfolio Identified Cost $9,013,800)		$9,215,419	98.6%

Other Assets Less Liabilities: 1.4%		$130,915	1.4%

Total Net Assets: 100.0%		$9,346,334	100.0%

JIC Institutional Bond Fund I	Portfolio of Investments as of 03/31/2005

Fixed Income Securities - Bonds

	Face Value	Dollar Value	Percent
Finance
American General Finance Senior Notes, 5.910% Due 6/12/06	1,000,000	1,020,000	1.9%
Associates Corporation, 7.950% Due 2/15/10	200,000	225,750	0.4%
Bank One Corporation, 6.875%, Due 8/01/06	325,000	337,188	0.6%
Bank of America, 7.125% Due 5/01/06	1,000,000	1,031,250	1.9%
BB & T Corporation Subordinated Notes, 7.250% Due 6/15/07	1,048,000	1,109,570	2.0%
Citicorp, 7.125% Due 5/15/06	1,080,000	1,116,450	2.1%
Countrywide Funding, 6.875% Due 9/15/05	500,000	506,875	0.9%
Lincoln National Corporation Notes, 6.500% Due 3/15/08	1,000,000	1,062,500	2.0%
Morgan Stanley Dean Witter, 3.625% Due 4/01/08	1,000,000	976,250	1.8%
NBD Bancorp, 7.125% Due 5/15/07	625,000	660,156	1.2%
PNC Funding Corporation, 5.750%, Due 8/01/06	750,000	766,875	1.4%
Torchmark Corporation Notes, 6.250%, Due 12/15/06	1,000,000	1,033,750	1.9%
UBS AG Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	736,800	1.4%
US Bank NA Subordinated Notes, 6.500% Due 2/01/08	870,000	916,763	1.7%
Wachovia Corporation Subordinated Notes, 6.000% Due 10/30/08	670,000	700,150	1.3%
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,178,100	2.2%
Wells Fargo & Company, 7.250% Due 8/24/05	1,000,000	1,013,750	1.9%
Total Finance: 26.4%		$14,392,177	26.4%

Industrial
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	500,625	0.9%
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,500,000	1,518,750	2.8%
Conoco Funding Company, 5.450% Due 10/15/06	750,000	765,937	1.4%
Dover Corporation Notes, 6.450% Due 11/15/05	1,000,000	1,015,000	1.9%
Dell Computer Senior Notes, 6.55% Due 4/15/08	685,000	726,956	1.3%
Emerson Electric Company, 7.875% Due 6/01/05	1,000,000	1,007,500	1.9%
First Data Corporation Notes, 4.700% Due 11/01/06	1,000,000	1,008,750	1.9%
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	2,000,000	2,030,000	3.7%
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	991,250	1.8%
Heller Financial, 3.305% Due 5/02/06	175,000	173,469	0.3%
Pacific Bell Debentures, 6.875% Due 8/15/06	1,000,000	1,036,250	1.9%
United Technologies Corporation Notes, 7.000% Due 9/15/06	1,000,000	1,040,000	1.9%
Total Industrial: 21.7%		$11,814,487	21.7%

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	978,750	1.8%
Total Utilities: 1.8%		$978,750	1.8%

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	213,500	0.4%
GTE California, Inc., 7.650% Due 3/15/07	730,000	773,800	1.4%
Gulf Power Company, 6.500% Due 11/01/06	400,000	414,500	0.8%
National Rural Utilities, 6.650% Due 10/01/05	1,000,000	1,015,000	1.9%
Total Utilities: 4.4%		$2,416,800	4.4%

1

United States Government Agency Obligations
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,534,375	4.7%
Federal Home Loan Bank, 4.125% Due 11/27/07	500,000	499,375	0.9%
Federal Home Loan Bank, 3.850% Due 1/30/08	2,500,000	2,478,125	4.6%
Federal Home Loan Mortgage Corporation, 3.000% Due 6/01/07	2,500,000	2,496,875	4.6%
Federal National Mortgage Association, 3.500% Due 1/28/08	2,500,000	2,453,125	4.5%
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,972,500	3.6%
Federal National Mortgage Association, 3.600% Due 3/03/09	2,000,000	1,945,000	3.6%
Federal National Mortgage Association, 3.410% Due 8/30/07	1,000,000	981,250	1.8%
Federal National Mortgage Association, 4.500% Due 12/01/09	983,546	986,620	1.8%
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,955,000	5.4%
Total United States Government Agency Obligations: 35.4%		$19,302,245	35.4%

United States Government Treasury Obligations
United States Treasury Bill, 0% Due 4/28/05*	1,250,000	1,246,875	2.3%
United States Treasury Bill, 0% Due 4/07/05*	1,900,000	1,900,000	3.5%
United States Treasury Note, 6.500% Due 10/15/06	1,500,000	1,562,637	2.9%
Total United States Government Treasury Obligations: 8.6%		$4,709,512	8.6%

Total Fixed Income - Bonds: 98.5% (Fixed Income Identified Cost $54,052,989)		$53,613,971	98.5%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield *		166,673	0.3%
Total Cash Equivalents: 0.3% (Cash Equivalents Identified Cost $166,673)		$166,673	0.3%

Total Portfolio Value: 98.8% (Total Portfolio Identified Cost $54,219,662)		$53,780,644	98.8%

Other Assets Less Liabilities 1.2%		$675,494	1.2%

Total Net Assets 100.0%		$54,456,138	100%

2

JIC Institutional Bond Fund II	Portfolio of Investments as of 03/31/2005

Fixed Income Securities - Bonds

	Face Value	Dollar Value	Percent
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	552,500	1.0%
American Express, 6.875% Due 11/01/05	500,000	509,375	1.0%
American International Group Notes, 2.875% Due 05/15/08	890,000	847,725	1.6%
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,132,500	2.1%
Citicorp, 7.125% Due 5/15/06	500,000	516,875	1.0%
Citigroup Incorporated Note, 6.000%, 2/21/12	750,000	798,750	1.5%
Countrywide Funding, 6.875%, Due 9/15/05	500,000	506,875	1.0%
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,191,250	2.2%
Genworth Financial Notes, 4.750% Due 6/15/09	1,000,000	1,001,250	1.9%
Merrill Lynch, 3.375%, Due 9/14/07	1,000,000	980,000	1.8%
Morgan Stanley Dean Witter, 4.250% Due 5/15/10	830,000	809,250	1.5%
NBD Bancorp, 7.125% Due 5/15/07	750,000	792,187	1.5%
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	690,400	1.3%
Torchmark Corporation Notes, 6.250% Due 12/15/06	750,000	775,312	1.5%
UBS AG Senior Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	736,800	1.4%
U.S. Bank Corp Subordinated Notes, 6.875%, Due 9/15/07	250,000	264,375	0.5%
Wells Fargo & Company, 7.250% Due 8/24/05	900,000	912,375	1.7%
Weingarten Realty, 6.840% Due 11/07/07	500,000	531,875	1.0%
Total Finance: 25.4%		$13,549,674	25.4%

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	522,500	1.0%
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,100,000	2.1%
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	500,625	0.9%
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,012,500	1.9%
Conoco Funding Company, 5.450% Due 10/15/06	500,000	510,625	1.0%
Delta Airlines, 6.417% Due 7/02/12	550,000	572,100	1.1%
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	428,925	0.8%
Dell, Inc., 6.550%, Due 4/15/08	500,000	530,625	1.0%
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	507,500	1.0%
Emerson Electric Company, 7.875% Due 6/01/05	500,000	503,750	0.9%
First Data Corporation Notes, 4.700% Due 11/01/06	750,000	756,563	1.4%
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,065,000	2.0%
Gillette Company, 3.500% Due 10/15/07	1,000,000	991,250	1.9%
Gillette Company, 5.750% Due 10/15/05	500,000	505,000	0.9%
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	452,888	0.9%
McDonald’s Corporation, 5.950% Due 1/15/08	425,000	440,937	0.8%
PPG Industries, 6.875% Due 8/01/05	500,000	503,750	0.9%
Target Corporation, 6.350% Due 1/15/11	400,000	432,000	0.8%
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	545,000	1.0%
Total Industrial: 22.3%		$11,881,538	22.3%

1

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	978,750	1.8%
Total Utilities: 1.8%		$978,750	1.8%
Utilities
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	531,875	1.0%
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	563,125	1.1%
GTE Corporation, 7.510% Due 4/01/09	500,000	548,750	1.0%
National Rural Utilities, 5.700% Due 1/15/10	500,000	521,250	1.0%
Total Utilities: 4.1%		$2,165,000	4.1%

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	1,600,000	1,574,000	3.0%
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,443,750	4.6%
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,066,762	3.9%
Federal Home Loan Bank, 3.850% Due 1/30/08	2,400,000	2,379,000	4.5%
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,580,625	3.0%
Federal National Mortgage Association, 4.125% Due 11/18/09	1,000,000	983,750	1.8%
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,970,000	3.7%
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,972,500	3.7%
Federal National Mortgage Association, 3.410% Due 8/30/07	650,000	637,813	1.2%
Federal National Mortgage Association, 4.500% Due 3/01/08	912,292	915,999	1.7%
Federal National Mortgage Association, 4.500% Due 12/01/09	983,547	986,620	1.9%
Total United States Government Agency Obligations: 32.9%		$17,510,819	32.9%

United States Government Treasury Obligations
United States Treasury Note, 1.625% Due 4/30/05	300,000	299,625	0.6%
United States Treasury Note, 4.250% Due 8/15/13	2,500,000	2,465,625	4.6%
United States Treasury Note, 5.500% Due 2/15/08	500,000	521,308	1.0%
United States Treasury Note, 6.625% Due 5/15/07	500,000	528,340	1.0%
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,042,266	2.0%
Tennessee Valley Authority, 6.375%, Due 6/15/05	1,500,000	1,509,375	2.8%
Total United States Government Treasury Obligations: 12.0%		$6,366,539	12.0%

Total Fixed Income - Bonds: 98.5% (Fixed Income Identified Cost $52,284,273)		$52,452,320	98.5%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield *		90,869	0.2%
Total Cash Equivalents: 0.2% (Cash Equivalents Identified Cost $90,869.)		$90,869	0.2%

Total Portfolio Value: 98.7% (Total Portfolio Identified Cost $52,375,142)		$52,543,189	98.7%

Other Assets Less Liabilities 1.3%		$710,509	1.3%

Total Net Assets 100.0%		$53,253,698	100.0%

2

JIC Institutional Bond Fund III	Portfolio of Investments as of 03/31/2005

Fixed Income Securities - Bonds

	Face Value	Dollar Value	Percent
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	552,500	1.2%
American Express, 6.875% Due 11/01/05	500,000	509,375	1.1%
American General Corporation, 7.500% Due 8/11/10	500,000	558,750	1.2%
American General Finance, 8.125% Due 8/15/09	500,000	562,500	1.2%
Associates Corporation, 7.950% Due 2/15/10	642,000	724,658	1.5%
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,132,500	2.4%
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,191,250	2.5%
General Electric Capital Corporation, 6.000% Due 6/15/12	1,000,000	1,065,000	2.2%
Mellon Financial, 6.700% Due 3/01/08	500,000	531,875	1.1%
Merrill Lynch, 3.375% Due 9/14/07	750,000	735,000	1.5%
Morgan Stanley Subordinated Notes, 4.750% Due 4/01/14	1,000,000	952,500	2.0%
National City Bank, 6.250% Due 3/15/11	500,000	538,125	1.1%
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	539,375	1.1%
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	568,125	1.2%
US Bancorp Subordinated Notes, 6.300% Due 7/15/08	1,000,000	1,057,500	2.2%
Weingarten Realty, 6.840% Due 11/17/07	500,000	531,875	1.1%
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	506,875	1.1%
Total Finance: 25.8%		$12,257,783	25.8%

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	522,500	1.1%
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	500,625	1.1%
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,012,500	2.1%
Citigroup Incorporated Notes, 6.000% Due 2/21/12	750,000	798,750	1.7%
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	428,925	0.9%
Dell, Inc., 6.550%, Due 4/15/08	500,000	530,625	1.1%
Delta Airlines Series 02-1 (MBIA Insured), 6.417%, Due 7/02/12	400,000	416,072	0.9%
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	507,500	1.1%
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	535,625	1.1%
Emerson Electric Company, 7.875% Due 6/01/05	500,000	503,750	1.1%
Gillette Company, 5.750% Due 10/15/05	500,000	505,000	1.1%
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	580,625	1.2%
McDonald’s Corporation, 8.875% Due 4/01/11	500,000	604,375	1.3%
Target Corporation, 6.350% Due 1/15/11	400,000	432,000	0.9%
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	545,000	1.1%
Washington Post, 5.500% Due 2/15/09	500,000	517,500	1.1%
Total Industrial: 18.8%		$8,941,372	18.8%

Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	563,125	1.2%
GTE Corporation, 7.510% Due 4/01/09	500,000	548,750	1.2%
National Rural Utilities, 5.700% Due 1/15/10	500,000	521,250	1.1%
Total Utilities: 3.4%		$1,633,125	3.4%

1

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	2,000,000	1,967,500	4.1%
Federal Home Loan Bank, 3.125% Due 8/15/07	500,000	488,125	1.0%
Federal Home Loan Bank, 5.130% Due 5/24/13	800,000	824,000	1.7%
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,580,625	3.3%
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,051,259	2.2%
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	561,250	1.2%
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	513,436	1.1%
Federal Home Loan Mortgage Corp., 5.950% Due 1/19/06	1,000,000	1,018,071	2.1%
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,957,500	4.1%
Federal Home Loan Mortgage Corp., 4.750% Due 10/11/12	2,000,000	1,967,500	4.1%
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	515,332	1.1%
Total United States Government Agency Obligations: 26.2%		$12,444,598	26.2%

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2513, 5.500% Due 9/15/13	1,653,575	1,684,498	3.5%
Federal Home Loan Mortgage Corp., Series 2517, 5.000% Due 5/15/13	1,646,918	1,660,100	3.5%
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 8/01/09	1,000,000	1,013,000	2.1%
Government National Mortgage Association, 5.500% Due 2/15/17	483,220	497,113	1.0%
Total United States Government Agency Obligations - Mortgage Backed Securities: 10.2%		$4,854,711	10.2%

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,558,359	3.3%
United States Treasury Note, 5.500% Due 2/15/08	1,000,000	1,042,617	2.2%
United States Treasury Note, 6.500% Due 2/15/10	1,000,000	1,101,133	2.3%
United States Treasury Note, 4.000% Due 2/15/14	2,100,000	2,026,500	4.3%
United States Treasury Note, 7.000% Due 7/15/06	400,000	416,906	0.9%
Tennessee Valley Authority, 6.250%, Due 12/15/17	500,000	558,750	1.2%
Total United States Government Treasury Obligations: 14.1%		$6,704,265	14.1%

Total Fixed Income - Bonds: 98.6% (Fixed Income Identified Cost $45,842,503)		$46,835,854	98.6%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield *		$43,605	0.1%
Total Cash Equivalents: 0.1% (Cash Equivalents Identified Cost $43,605)		43,605	0.1%

Total Portfolio Value: 98.7% (Total Portfolio Identified Cost $45,886,108)		$46,879,459	98.7%

Other Assets Less Liabilities 1.3%		$616,726	1.3%

Total Net Assets 100.0%		$47,496,185	100.0%

2

Item 2.  Controls and Procedures.

(a)  Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 23, 2005 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)  Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  JOHNSON MUTUAL FUNDS TRUST

By	/s/ Timothy E. Johnson

Timothy E. Johnson, President
Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Timothy E. Johnson

Timothy E. Johnson, President
Date May 31, 2005

By	/s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date May 31, 2005

* Print the name and title of each signing officer under his or her signature.